CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (unaudited) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2017	Dec. 31, 2016
Revenues:
Cost of revenues
Rental income	$ 11				$ 11
Rental expense	1				1
Gross profit	10				10
Operating expenses:
General and administrative	934		1,848		2,144		1,848		10,817
Impairment of investment in other company									1,439
Total operating expenses	934		1,848		2,144		1,848		12,256
Operating loss	(924)		(1,848)		(2,134)		(1,848)		(12,256)
Revaluation of option to purchase redeemable convertible preferred stock (Note 5)	2,568				2,295				(3,018)
Revaluation of asset contribution related financial instruments, net			2,622				2,622		(1,392)
Interest and other financing expense, net	(38)		(46)		(72)		(46)		(267)
Income from continuing operations, before taxes on income	1,606		728		89		728
Taxes on income (income tax provision)	3				(209)
Loss from continuing operations	1,609		728		(120)		728		(16,933)
Discontinued operations:
Loss from discontinued operations, net of taxes	140		411		219		(1,438)		(2,459)	(13,264)
Net loss including portion attributable to noncontrolling interest	1,749		1,139		99		(710)		(19,392)	(13,264)
Loss attributable to noncontrolling interest	1				2				8
Net loss attributable to FC Global Realty Incorporated	1,750		1,139		101		(710)		(19,384)	$ (13,264)
Dividend on redeemable convertible preferred stock	(62)	[1]		[1]	(141)	[2]		[1]
Accretion of redeemable convertible preferred stock to redemption value		[3]		[3]	(1,968)	[3]		[3]	$ (3)
Net income attributable to common stockholders and participating securities	$ 1,688		$ 1,139		$ (2,008)		$ (710)
Basic and diluted net loss per share:
Continuing operations (in dollars per share)	$ 0.08		$ 0.12		$ (0.15)		$ 0.14		$ (3.07)
Discontinued operations (in dollars per share)	0.01		0.07		0.01		(0.07)		(0.45)	(3.18)
Basic and diluted net loss per share (in dollars per share)	0.09		0.19		(0.14)		(0.07)		$ (3.52)	$ (3.18)
Diluted net income (loss) per share:
Continuing operations (in dollars per share)	0.08		(0.04)		(0.15)		(0.29)
Discontinued operations (in dollars per share)	0.01		0.07		0.01		(0.06)
Earnings Per Share, Diluted (in dollars per share)	$ 0.09		$ 0.03		$ (0.14)		$ (0.35)
Shares used in computing basic net loss per share (in shares)	12,846,190		4,786,218		12,360,105		4,574,830		12,846,190	4,786,218
Shares used in computing diluted net loss per share (in shares)	19,716,419		36,185,555		12,360,105		20,361,237
Shares used in computing basic and diluted net loss per share (in shares)									5,073,751	4,171,549
Other comprehensive loss:
Reclassification of cumulative translation adjustment							$ 3,021		$ 3,228
Foreign currency translation adjustments	$ (4)		$ 176		17		278		189	(2,810)
Total other comprehensive income (loss)					17		3,299		3,417	(2,810)
Comprehensive loss	$ 1,746		$ 1,315		$ 118		$ 2,589		$ (15,967)	$ (16,074)

[1]	The net loss used for the computation of basic and diluted net loss per share for three and six months ended June 30, 2018, includes the preferred dividend requirement of 8% per share per annum for the Series B Preferred Stock, compounded annually which shall be distributed to stockholders in case of distributable assets determined in the Company's certificate of designation under the liquidation preference right (see also Note 5).
[2]	The net loss used for the computation of basic and diluted net loss per share for the year ended December 31, 2017, includes the dividend requirement of 8% per share per annum for the Series B preferred stock, compounded annually which shall be distributed to stockholders in case of distributable assets determined in the Company's certificate of designation (The Certificate of Designation) under the liquidation preference right (see also Note 14).
[3]	Based on the rights and privileges of Series B Preferred Stock, since the Company did not obtain shareholder approval at March 31, 2018, the then outstanding Series B Preferred Stock became redeemable at the option of OFI. Consequently, in each reporting period commencing March 31, 2018, the outstanding Series B Preferred Stock is recorded at its maximum redemption value until the occurrance of redemption or a conversion as prior.